Basis of Presentation and Going Concern	12 Months Ended
Jun. 30, 2022
Expenses and other income
2. Basis of Presentation

2. Basis of Presentation and Going Concern

Statement of compliance with IFRS

These consolidated financial statements have been prepared in accordance with and comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

The accompanying consolidated financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business, under the historical cost basis except for certain financial instruments that are measured at fair value, as explained in the accounting policies below.

Basis of consolidation

NextSource owns 100% of NextSource Materials (Mauritius) Ltd. (“MATMAU”), a Mauritius subsidiary, and 2391938 Ontario Inc., an Ontario Company. MATMAU owns 100% of NextSource Minerals (Mauritius) Ltd. (“MINMAU”), a Mauritius subsidiary, NextSource Graphite (Mauritius) Ltd (“GRAMAU”), a Mauritius subsidiary, and NextSource Materials (Madagascar) SARLU (“MATMAD”), a Madagascar subsidiary. MINMAU owns 100% of NextSource Minerals (Madagascar) SARLU (“MINMAD”), a Madagascar subsidiary. GRAMAU owns 100% of ERG (Madagascar) SARLU (“ERGMAD”), a Madagascar subsidiary.

These consolidated financial statements include the financial position, results of operations and comprehensive income (loss) and cash flows of the Company and its wholly owned subsidiaries. Intercompany balances, transactions, income and expenses, profits and losses, including gains and losses relating to subsidiaries have been eliminated on consolidation.

Going Concern Assumption

The accompanying consolidated financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. These consolidated financial statements do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore need to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements.

The Company's ability to continue operations and fund its exploration and development expenditures is dependent on management's ability to secure additional financing. As of June 30, 2022, the Company had cash and cash equivalents of $9,793,253 (June 30, 2021:

$22,437,086) and together with the royalty advance of $3,000,000 received on August 17, 2022, is expected to be sufficient to fund the remaining construction costs for Phase 1 of the Molo Graphite Mine, but is insufficient to fund all working capital requirements, general and administrative costs, BAF technical study costs and Phase 2 Feasibility Study costs until such time as cash flows from the Molo mine can support ongoing expenditures. Although management is actively pursuing additional sources of financing, and while it has been successful at doing so in the past, there can be no assurance it will be able to do so in the future. As such, conditions exist that may raise substantial doubt regarding the Company's ability to continue as a going concern.